Finance income and expenses (Schedule of Financing Income) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 ILS (₪)	Dec. 31, 2020 ILS (₪)
Interest Income:
Income from revaluation of a long-term financial asset	₪ 13,058	$ 3,710		₪ 1,919	₪ 4,426
Interest from Short-term bank deposits	5,482	1,557		408	99
Interest Income of debentures held for trading	0	0		3,757	4,222
Other interest	0	0		121	0
Changes in fair value of financial assets at fair values	0	0		17,545	1,689
Dividends	3,537	1,005		5,207	750
Foreign currency differences	3,580	1,017		0	0
Income from forward transaction	0	0		0	162
Total financing Income	₪ 25,657	$ 7,289	[1]	₪ 28,957	₪ 11,348

[1]	Convenience Translation into US Dollars.